Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Inventories [Abstract]
Schedule of Current inventory and Non-current inventory
	December 31,
Current inventory:	2 0 2 0	2 0 1 9

Finished goods	$2,302,443	$1,900,624
Work-in-process	96,174	109,247
Billets	2,232,736	1,791,802
Raw materials and supplies	2,817,090	2,760,319
Materials, spare parts and rollers	1,233,282	1,146,705
Materials in-transit	391,874	534,516
	$9,073,599	$8,243,213

Non-current inventory:

	December 31,
	2 0 2 0	2 0 1 9

Coke	$952,690	$747,300
Spare parts	72,139	68,587
Rollers	185,498	144,486
Finished goods	353,095	353,095
	1,563,422	1,313,468

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,210,327	$960,373